Lease (Tables)	3 Months Ended
Feb. 28, 2023
Lease
Schedule Of Operating Lease Assets And Liabilities
	February 28, 2023	November 30, 2022

Assets:
Operating lease right-of-use asset	$112,760	$151,471

Liabilities:
Current:
Operating lease liability	$138,119	$165,441

Total lease liability	$138,119	$165,441

Schedule Of discount rates
February 28, 2023

Remaining lease term (months)	9
Estimated incremental borrowing rate	11.4%

Schedule future minimum lease payments
February 28, 2023
Lease payments for remainder of year	$144,190
Less imputed interest	6,071
Present value of lease liabilities	$138,119